Income Taxes - Schedule of Reconciliation of Unrecognized Income Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits [Abstract]
Balance at beginning of period	$ 1,456	$ 1,331	$ 1,331
Additions for tax position of current year	353	364	333
Additions for tax position of prior years		125
Redutions due to statute of limitations lapse	(364)	(364)	(333)
Settlements	0	0	0
Balance at end of period	$ 1,445	$ 1,456	$ 1,331